UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.0%
Aerospace & Defense — 0.9%
1,115	Applied Signal Technology, Inc.	$16,324
3,163	Esterline Technologies Corp.*	154,291
8,990	Orbital Sciences Corp.*	224,840
2,069	Teledyne Technologies, Inc.*	130,140

		525,595

Air Freight & Logistics — 0.9%
2,700	Dynamex, Inc.*	75,789
5,791	Hub Group, Inc.*	225,038
8,605	Pacer International, Inc.	204,283

		505,110

Airlines — 0.1%
904	Alaska Air Group, Inc.*	16,164
4,914	Hawaiian Holdings, Inc.*	43,341

		59,505

Auto Components — 0.0%
756	Drew Industries, Inc.*	11,189
380	Fuel Systems Solutions, Inc.*	14,219

		25,408

Biotechnology — 8.7%
1,452	Acorda Therapeutics, Inc.*	47,640
935	Affymax, Inc.*	18,485
3,677	Allos Therapeutics, Inc.*	35,336
2,576	Alnylam Pharmaceuticals, Inc.*	89,593
1,755	AVANT Immunotherapeutics, Inc.*	28,501
18,056	Cepheid, Inc.*	309,119
2,975	Cougar Biotechnology, Inc.*	100,109
9,570	Cubist Pharmaceuticals, Inc.*(a)	216,856
8,785	Emergent Biosolutions, Inc.*	118,334
15,132	Enzon Pharmaceuticals, Inc.*(b)	123,780
7,036	Genomic Health, Inc.*(b)	151,555
3,074	Geron Corp.*	13,710
29,623	Idenix Pharmaceuticals, Inc.*(b)	245,575
1,479	Idera Pharmaceuticals, Inc.*	21,874
15,464	Isis Pharmaceuticals, Inc.*	264,898
10,501	Martek Biosciences Corp.*(b)	394,943
5,586	Molecular Insight Pharmaceuticals, Inc.*	47,146
3,097	Momenta Pharmaceuticals, Inc.*	51,348
315	Myriad Genetics, Inc.*	20,948
50,862	Nabi Biopharmaceuticals*	273,129
2,020	Neurocrine Biosciences, Inc.*	9,373

Shares	Description	Value
Common Stocks — (continued)
Biotechnology — (continued)
2,351	NPS Pharmaceuticals, Inc.*	$12,578
4,427	Onyx Pharmaceuticals, Inc.*	179,293
6,590	OSI Pharmaceuticals, Inc.*(b)	346,832
54,739	PDL BioPharma, Inc.	611,435
12,115	Pharmasset, Inc.*	250,538
888	Progenics Pharmaceuticals, Inc.*	14,652
9,535	Regeneron Pharmaceuticals, Inc.*	208,721
6,008	Repligen Corp.*	32,023
6,120	Rigel Pharmaceuticals, Inc.*	155,693
8,928	Savient Pharmaceuticals, Inc.*	237,306
1,430	Tercica, Inc.*	12,641
2,201	United Therapeutics Corp.*(b)	249,571
55,600	XOMA Ltd.*	127,880

		5,021,415

Building Products — 0.2%
2,083	AAON, Inc.	39,598
2,334	American Woodmark Corp.(b)	55,059
2,035	Quanex Building Products Corp.	31,339

		125,996

Capital Markets — 1.1%
1,085	Eaton Vance Corp.	40,297
7,239	Greenhill & Co., Inc.(b)	444,692
4,590	Knight Capital Group, Inc.*	75,230
2,099	SEI Investments Co.	48,340

		608,559

Chemicals — 3.1%
4,055	American Vanguard Corp.(b)	53,039
9,118	Calgon Carbon Corp.*(b)	173,242
624	CF Industries Holdings, Inc.	101,999
5,623	Innophos Holdings, Inc.	165,147
844	Innospec, Inc.	14,973
10,518	Koppers Holdings, Inc.	454,483
1,727	LSB Industries, Inc.*(b)	38,115
2,313	NewMarket Corp.	142,851
1,892	Quaker Chemical Corp.	56,533
28,063	ShengdaTech, Inc.*(b)	273,334
4,308	Solutia, Inc.*	65,783
2,575	Spartech Corp.	26,033
3,978	Terra Industries, Inc.	214,812
1,268	Zep, Inc.	21,645

		1,801,989

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — 0.1%
877	BancorpSouth, Inc.	$18,680
1,024	Umpqua Holdings Corp.	13,906

		32,586

Commercial Services & Supplies — 5.0%
9,385	Administaff, Inc.	269,443
4,237	AMREP Corp.(b)	209,308
1,782	Casella Waste Systems, Inc.*	23,023
10,963	CDI Corp.	225,619
10,900	Comfort Systems USA, Inc.	144,534
556	Consolidated Graphics, Inc.*	18,626
1,800	Healthcare Services Group, Inc.	29,898
15,949	Herman Miller, Inc.	416,907
1,580	HNI Corp.(b)	34,207
4,534	IKON Office Solutions, Inc.	64,836
913	Kelly Services, Inc.	16,808
3,998	Kforce, Inc.*	39,500
7,410	Kimball International, Inc.	79,361
1,683	Korn/Ferry International*	29,452
921	McGrath Rentcorp	26,506
2,511	Mobile Mini, Inc.*	50,170
32,400	MPS Group, Inc.*	373,248
5,620	Navigant Consulting, Inc.*	103,858
5,892	PeopleSupport, Inc.*	54,678
5,161	Resources Connection, Inc.	119,426
85,608	Spherion Corp.*	418,623
4,014	Tetra Tech, Inc.*	115,322
1,132	United Stationers, Inc.*	43,390

		2,906,743

Communications Equipment — 2.2%
9,336	ADTRAN, Inc.	208,753
20,924	Brocade Communications Systems, Inc.*	141,237
23,297	Emulex Corp.*	262,557
6,432	InterDigital, Inc.*	149,287
13,995	Polycom, Inc.*	330,282
39,480	UTStarcom, Inc.*(b)	186,345

		1,278,461

Computers & Peripherals — 1.4%
4,614	Hypercom Corp.*	22,424
3,138	Netezza Corp.*	40,794
953	Novatel Wireless, Inc.*	8,911
5,707	Palm, Inc.(b)	37,552
18,820	Quantum Corp.*	30,865
8,228	Rackable Systems, Inc.*	104,084
32,136	STEC, Inc.*(b)	321,360
4,746	Synaptics, Inc.*(b)	228,852

		794,842

Shares	Description	Value
Common Stocks — (continued)
Construction & Engineering — 0.4%
8,419	Integrated Electrical Services, Inc.*	$164,760
1,603	Perini Corp.*(b)	43,858

		208,618

Construction Materials — 0.0%
1,112	Headwaters, Inc.*	14,578

Consumer Finance — 0.5%
18,589	Advance America Cash Advance Centers, Inc.	101,682
4,560	Cash America International, Inc.	192,249
638	World Acceptance Corp.*	20,901

		314,832

Diversified Consumer Services — 1.2%
8,212	Capella Education Co.*	428,666
7,031	Corinthian Colleges, Inc.*	110,738
266	DeVry, Inc.	15,112
2,850	Pre-Paid Legal Services, Inc.*(b)	119,757

		674,273

Diversified Telecommunication Services — 1.0%
11,935	NTELOS Holdings Corp.	285,366
10,872	Premiere Global Services, Inc.*	164,276
8,084	tw telecom, inc.*	129,182

		578,824

Electrical Equipment — 4.1%
4,900	Acuity Brands, Inc.	200,214
4,204	American Superconductor Corp.*(b)	166,016
1,307	AZZ, Inc.*	59,821
6,596	Belden, Inc.	243,524
1,700	C&D Technologies, Inc.*(b)	13,651
24,372	Capstone Turbine Corp.*(b)	74,578
10,262	GrafTech International Ltd.*	240,644
2,453	II-VI, Inc.*	94,342
7,989	LSI Industries, Inc.	73,739
8,283	Powell Industries, Inc.*	434,858
9,223	Power-One, Inc.*(b)	19,829
6,767	Valence Technology, Inc.*(b)	26,527
3,861	Vicor Corp.	42,085
15,150	Woodward Governor Co.	681,750

		2,371,578

Electronic Equipment & Instruments — 2.2%
35,080	Benchmark Electronics, Inc.*	513,571
775	China Security & Surveillance Technology, Inc.*	10,927
1,081	Cognex Corp.	20,377
5,105	Insight Enterprises, Inc.*	65,140

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Electronic Equipment & Instruments — (continued)
3,210	Multi-Fineline Electronix, Inc.*	$85,643
1,261	Photon Dynamics, Inc.*	18,789
4,303	Plexus Corp.*	122,635
1,832	Rofin-Sinar Technologies, Inc.*	62,032
26,269	Sanmina-SCI Corp.*	46,496
7,079	ScanSource, Inc.*	217,254
2,669	SYNNEX Corp.*	62,348
4,251	TTM Technologies, Inc.*	47,824

		1,273,036

Energy Equipment & Services — 3.6%
2,141	Basic Energy Services, Inc.*	57,636
3,592	Dawson Geophysical Co.*	235,743
1,963	Dril-Quip, Inc.*	106,277
7,052	Grey Wolf, Inc.*	60,224
2,275	Gulf Island Fabrication, Inc.	100,896
6,227	Lufkin Industries, Inc.	555,448
6,720	Matrix Service Co.*	151,670
2,244	NATCO Group, Inc.*	106,927
2,205	Natural Gas Services Group*	56,580
6,710	Newpark Resources, Inc.*	49,117
511	Pioneer Drilling Co.*	8,120
294	Superior Well Services, Inc.*	9,338
6,500	Union Drilling, Inc.*	125,190
11,653	Willbros Group, Inc.*	437,920

		2,061,086

Food & Staples Retailing — 2.7%
1,847	BJ’s Wholesale Club, Inc.*	69,318
3,700	Ingles Markets, Inc.	89,984
6,360	Longs Drug Stores Corp.	297,330
7,629	Nash Finch Co.	301,117
17,654	PriceSmart, Inc.	413,986
5,688	The Pantry, Inc.*	90,951
17,520	Winn-Dixie Stores, Inc.*	278,393

		1,541,079

Food Products — 1.4%
1,513	AgFeed Industries Inc*(b)	21,348
12,880	Chiquita Brands International, Inc.*	197,708
15,371	Darling International, Inc.*	248,703
6,449	Diamond Foods, Inc.	156,840
2,072	Flowers Foods, Inc.	62,305
3,209	Green Mountain Coffee Roasters, Inc.*(b)	116,647
709	Imperial Sugar Co.	9,912
95	Sanderson Farms, Inc.	3,775

		817,238

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 7.2%
2,939	Abaxis, Inc.*	$58,457
4,857	Analogic Corp.	355,435
695	Angiodynamics, Inc.*	11,037
4,280	ArthroCare Corp.*(b)	90,479
10,485	Cyberonics, Inc.*	289,596
2,459	Datascope Corp.	114,786
1,550	Exactech, Inc.*	44,547
2,889	Haemonetics Corp.*	167,735
754	ICU Medical, Inc.*	21,436
142	Immucor, Inc.*	4,278
13,012	Invacare Corp.	306,172
2,300	IRIS International, Inc.*	38,824
6,587	Masimo Corp.*	248,791
11,878	Medical Action Industries, Inc.*	118,067
4,771	Mentor Corp.(b)	118,369
6,500	Merit Medical Systems, Inc.*	131,365
5,186	NuVasive, Inc.*	291,298
5,672	Orthofix International N.V.*	134,937
20,562	Quidel Corp.*	416,586
5,956	RTI Biologics, Inc.*	49,375
11,974	STERIS Corp.	409,152
6,785	SurModics, Inc.*(b)	285,581
1,669	Synovis Life Technologies, Inc.*	34,448
1,747	TranS1, Inc.*(b)	16,177
5,212	West Pharmaceutical Services, Inc.	239,335
4,838	Zoll Medical Corp.*	152,397

		4,148,660

Health Care Providers & Services — 1.7%
1,996	Centene Corp.*	44,531
2,802	Kindred Healthcare, Inc.*	75,570
18,249	Owens & Minor, Inc.	837,994

		958,095

Hotels, Restaurants & Leisure — 2.2%
4,845	Bally Technologies, Inc.*	154,023
6,389	California Pizza Kitchen, Inc.*	83,376
6,153	CEC Entertainment, Inc.*	214,494
6,468	Chipotle Mexican Grill, Inc. Class B*	414,081
3,158	CKE Restaurants, Inc.	38,749
2,731	P.F. Chang’s China Bistro, Inc.*(b)	71,006
1,159	Red Robin Gourmet Burgers, Inc.*	28,778
9,141	WMS Industries, Inc.*	257,593

		1,262,100

Household Durables — 0.1%
2,772	Furniture Brands International, Inc.	32,904
452	Hooker Furniture Corp.	7,557

		40,461

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail — 0.8%
13,855	Netflix, Inc.*(b)	$427,981
2,951	Overstock.com, Inc.*(b)	52,410

		480,391

Internet Software & Services — 2.6%
3,413	Ariba, Inc.*	56,007
23,862	Art Technology Group, Inc.*	87,574
5,900	AsiaInfo Holdings, Inc.*	81,243
100	CMGI, Inc.*	1,224
1,377	comScore, Inc.*	26,273
4,570	EarthLink, Inc.*	41,130
4,256	InfoSpace, Inc.	40,177
21,917	Interwoven, Inc.*	308,591
1,645	Sohu.com, Inc.*	124,165
7,100	SonicWALL, Inc.*	41,464
3,039	United Online, Inc.	33,004
9,590	ValueClick, Inc.*	114,121
26,209	Vignette Corp.*	295,113
6,200	Vocus, Inc.*	220,658
2,050	Websense, Inc.*	42,783

		1,513,527

IT Services — 2.9%
1,293	CSG Systems International, Inc.*	22,938
8,562	CyberSource Corp.*	151,975
8,334	ExlService Holdings, Inc.*	125,427
6,733	Gartner, Inc.*	164,016
3,233	Global Cash Access Holdings, Inc.*	19,366
4,159	Hackett Group, Inc.*	26,534
1,763	Heartland Payment Systems, Inc.	40,567
7,260	iGATE Corp.*	71,511
1,582	ManTech International Corp.*	88,339
5,944	MAXIMUS, Inc.	220,582
7,400	RightNow Technologies, Inc.*	119,066
42,597	Sapient Corp.*	275,176
1,846	SRA International, Inc.*	40,520
60	Syntel, Inc.	1,977
8,580	TeleTech Holdings, Inc.*	116,688
8,680	TNS, Inc.*	197,904

		1,682,586

Leisure Equipment & Products — 0.6%
1,640	Brunswick Corp.	21,156
6,996	Polaris Industries, Inc.(b)	299,429
2,262	Pool Corp.	49,945

		370,530

Life Sciences Tools & Services — 3.5%
6,493	Affymetrix, Inc.*	51,165
14,088	Albany Molecular Research, Inc.*	215,547
2,521	Bio-Rad Laboratories, Inc.*	224,621

Shares	Description	Value
Common Stocks — (continued)
Life Sciences Tools & Services — (continued)
7,476	Bruker Corp.*	$103,318
5,441	Dionex Corp.*	378,258
31,316	eResearchTechnology, Inc.*(a)	455,961
7,248	Luminex Corp.*	159,456
780	Pharmanet Development Group, Inc.*	18,821
8,540	Varian, Inc.*	421,876

		2,029,023

Machinery — 5.6%
3,350	Ampco-Pittsburgh Corp.	145,658
1,663	Astec Industries, Inc.*	53,083
2,419	Bucyrus International, Inc.	169,354
675	Chart Industries, Inc.*	35,721
1,422	China Fire & Security Group, Inc.*(b)	14,206
1,146	CIRCOR International, Inc.	68,256
2,163	Colfax Corp.*	59,028
2,941	Columbus McKinnon Corp.*	75,613
996	ESCO Technologies, Inc.*	40,985
2,747	Graham Corp.	244,483
5,128	L.B. Foster Co.*	197,274
1,913	Lindsay Corp.(b)	176,513
2,753	Mueller Industries, Inc.	70,670
524	Nordson Corp.	37,026
1,220	Peerless Mfg. Co.*	67,271
2,594	RBC Bearings, Inc.*	86,302
1,516	Sauer-Danfoss, Inc.	44,495
5,730	Sun Hydraulics Corp.	236,076
8,400	Tecumseh Products Co.*	275,100
2,330	Tennant Co.	61,302
1,230	The Gorman-Rupp Co.	54,784
1,042	Thermadyne Holdings Corp.*	17,912
8,489	Titan International, Inc.	392,277
17,405	Titan Machinery, Inc.*(b)	477,245
7,049	Wabash National Corp.	65,556
1,053	Wabtec Corp.	58,441

		3,224,631

Marine — 0.1%
856	Eagle Bulk Shipping, Inc.	24,858
798	Genco Shipping & Trading Ltd.	54,408

		79,266

Media — 0.9%
6,133	Arbitron, Inc.	288,251
18,919	Entercom Communications Corp.	115,974
1,065	Entravision Communications Corp.*	3,365
2,468	Global Traffic Network, Inc.*	23,273
5,835	Gray Television, Inc.	14,588
4,454	LIN TV Corp.*	26,412
3,534	RCN Corp.*	43,009

		514,872

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Metals & Mining — 1.1%
1,628	A.M. Castle & Co.	$32,950
874	Brush Engineered Materials, Inc.*	20,915
5,878	Compass Minerals International, Inc.	444,377
2,808	Olympic Steel, Inc.	142,787

		641,029

Oil, Gas & Consumable Fuels — 6.7%
3,407	Abraxas Petroleum Corp.*	12,402
1,784	Approach Resources, Inc.*	35,876
8,297	Berry Petroleum Co.	357,103
2,051	Bill Barrett Corp.*	84,378
11,144	Bois d’Arc Energy, Inc.*	244,054
1,831	Clayton Williams Energy, Inc.*	170,649
1,221	Comstock Resources, Inc.*	74,493
10,971	Concho Resources, Inc.*	359,300
13,990	Energy Partners Ltd.*	166,201
11,105	Energy XXI (Bermuda) Ltd.*(b)	57,857
7,164	Gasco Energy, Inc.*(b)	18,698
5,412	General Maritime Corp.	145,799
19,367	Geomet, Inc.*	128,403
967	GeoResources, Inc.*	15,656
14,709	Gran Tierra Energy, Inc.*	74,575
10,721	Houston American Energy Corp.*	95,953
13,338	International Coal Group, Inc.*(b)	139,649
6,386	James River Coal Co.*	276,833
1,212	Knightsbridge Tankers Ltd.	38,917
500	Petroleum Development Corp.*	27,655
7,095	PetroQuest Energy, Inc.*	148,073
8,903	Rosetta Resources, Inc.*	210,289
7,616	Stone Energy Corp.*	388,568
8,976	Teekay Tankers Ltd.(b)	203,396
51,857	VAALCO Energy, Inc.*	339,663
3,107	Venoco, Inc.*	52,198

		3,866,638

Pharmaceuticals — 1.4%
4,315	Alpharma, Inc.*	97,994
31,090	Caraco Pharmaceutical Laboratories Ltd.*	433,706
33	Obagi Medical Products, Inc.*	314
1,378	Par Pharmaceutical Cos., Inc.*	23,839
22,600	Questcor Pharmaceuticals, Inc.*	113,000
5,147	The Medicines Co.*	114,315

		783,168

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — 2.2%
1,769	Acadia Realty Trust	$40,139
218	AMB Property Corp.	10,673
9,996	Associated Estates Realty Corp.	141,443
10,701	DCT Industrial Trust, Inc.	90,638
2,852	EastGroup Properties, Inc.	132,333
5,629	Equity Lifestyle Properties, Inc.	270,248
608	Franklin Street Properties Corp.	7,460
288	Kilroy Realty Corp.	13,193
24,523	OMEGA Healthcare Investors, Inc.	423,512
905	Saul Centers, Inc.	43,865
1,690	Sun Communities, Inc.	28,696
1,655	Tanger Factory Outlet Centers, Inc.	61,798
1,013	Universal Health Realty Income Trust	35,425

		1,299,423

Real Estate Management & Development — 0.2%
1,398	Forestar Real Estate Group, Inc.*	25,276
1,426	Jones Lang LaSalle, Inc.	67,934

		93,210

Road & Rail — 1.7%
7,959	Arkansas Best Corp.(b)	295,597
599	Dollar Thrifty Automotive Group, Inc.*	1,881
11,208	Genesee & Wyoming, Inc.*	453,588
2,273	Marten Transport Ltd.*	47,324
1,013	Saia, Inc.*	17,727
3,646	Universal Truckload Services, Inc.*(b)	90,858
734	Werner Enterprises, Inc.	17,477
3,194	YRC Worldwide, Inc.*(b)	53,979

		978,431

Semiconductors & Semiconductor Equipment — 3.7%
2,013	Actel Corp.*	27,679
934	ATMI, Inc.*	21,043
615	Brooks Automation, Inc.*	4,803
2,200	Cabot Microelectronics Corp.*	85,888
12,907	Cirrus Logic, Inc.*	73,312
6,465	Cohu, Inc.	102,923
761	Cymer, Inc.*	20,159
2,425	Entegris, Inc.*	15,350
9,625	Kulicke and Soffa Industries, Inc.*	61,215
19,205	LSI Corp.*	133,283
2,037	LTX Corp.*	4,441
4,897	Microsemi Corp.*	127,126
5,018	OmniVision Technologies, Inc.*	54,947
1,068	Pericom Semiconductor Corp.*	15,230

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
19,648	PMC-Sierra, Inc.*	$142,251
1,896	Semitool, Inc.*	17,007
30,183	Semtech Corp.*	439,766
38,621	Silicon Image, Inc.*	270,736
14,302	Skyworks Solutions, Inc.*	135,297
760	Standard Microsystems Corp.*	20,155
10,569	Veeco Instruments, Inc.*	172,063
12,479	Volterra Semiconductor Corp.*	204,656

		2,149,330

Software — 6.6%
1,122	ACI Worldwide, Inc.*	21,946
13,646	Advent Software, Inc.*	594,147
10,852	Ansoft Corp.*	387,525
6,778	Blackbaud, Inc.	121,055
6,411	DemandTec, Inc.*	64,046
4,486	Informatica Corp.*	72,628
7,600	JDA Software Group, Inc.*	129,732
4,796	Manhattan Associates, Inc.*	117,694
15,828	Mentor Graphics Corp.*	219,693
4,408	MicroStrategy, Inc.*	266,419
3,186	Net 1 UEPS Technologies, Inc.*	75,126
7,100	Phoenix Technologies Ltd.*	85,697
3,739	Progress Software Corp.*	110,039
4,406	Renaissance Learning, Inc.	56,044
12,000	Secure Computing Corp.*	47,160
11,442	Solera Holdings, Inc.*	331,704
8,151	SPSS, Inc.*	269,390
11,993	Sybase, Inc.*	403,085
10,797	Take-Two Interactive Software, Inc.*	246,172
3,958	Taleo Corp.*	74,173
4,783	The Ultimate Software Group, Inc.*	125,458
1,061	THQ, Inc.*	16,106

		3,835,039

Specialty Retail — 3.6%
29,024	Aeropostale, Inc.*	936,024
3,217	Charlotte Russe Holding, Inc.*	41,692
2,349	Stage Stores, Inc.	34,812
9,830	The Buckle, Inc.	505,950
1,738	The Cato Corp.	31,093
2,484	The Children’s Place Retail Stores, Inc.*	94,516
10,666	The Gymboree Corp.*	398,909
1,573	Zale Corp.*(b)	34,795

		2,077,791

Textiles, Apparel & Luxury Goods — 1.8%
3,599	Deckers Outdoor Corp.*(b)	406,723
5,070	Fossil, Inc.*	135,775

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — (continued)
2,491	Fuqi International, Inc.*	$21,821
6,085	Maidenform Brands, Inc.*	93,161
4,180	Skechers U.S.A., Inc.*	79,002
5,384	The Warnaco Group, Inc.*	225,859
2,648	Wolverine World Wide, Inc.	70,781

		1,033,122

Trading Companies & Distributors — 0.0%
1,448	United Rentals, Inc.*	23,429

Wireless Telecommunication Services — 0.0%
971	Syniverse Holdings, Inc.*	15,730

TOTAL COMMON STOCKS		$56,641,833

Exchange Traded Fund — 0.1%
400	iShares Russell 2000 Growth Index Fund	$30,940

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(c) — 2.4%
Joint Repurchase Agreement Account II
$1,400,000	2.217%	08/01/08	$1,400,000
Maturity Value: $1,400,086

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$58,072,773

Interest
Shares	Rate	Value
Securities Lending Collateral(d) — 9.1%
Boston Global Investment Trust — Enhanced Portfolio
5,251,480	2.427%	$5,251,480

TOTAL INVESTMENTS — 109.6%	$63,324,253

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%	(5,546,861)

NET ASSETS — 100.0%	$57,777,392

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(b) All or a portion of security is on loan.
(c) Joint repurchase agreement was entered into on July 31, 2008. Additional information appears in the Notes to the Schedule of Investments section.
(d) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell Mini 2000 Index	17	September 2008	$1,216,350	$64,912

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$62,485,185

Gross unrealized gain	4,912,789
Gross unrealized loss	(4,073,721)

Net unrealized security gain	$839,068

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 97.8%
Aerospace & Defense — 0.1%
7,310	Cubic Corp.	$195,323

Air Freight & Logistics — 0.5%
1,016	Dynamex, Inc.*	28,519
27,491	Pacer International, Inc.	652,636
16,657	Park-Ohio Holdings Corp.*	290,332

		971,487

Airlines — 0.7%
26,276	Alaska Air Group, Inc.*	469,815
13,169	Republic Airways Holdings, Inc.*	126,554
56,549	SkyWest, Inc.	860,676

		1,457,045

Auto Components — 0.3%
2,955	American Axle & Manufacturing Holdings, Inc.	17,375
13,703	ArvinMeritor, Inc.	189,238
18,268	Modine Manufacturing Co.	318,594
1,295	Superior Industries International, Inc.	21,873

		547,080

Automobiles — 0.0%
10,000	Coachmen Industries, Inc.	19,400

Biotechnology — 0.9%
2,922	Cepheid, Inc.*	50,025
18,668	Emergent Biosolutions, Inc.*	251,458
33,042	Idenix Pharmaceuticals, Inc.*	273,918
1,685	Martek Biosciences Corp.*	63,373
85,254	Nabi Biopharmaceuticals*	457,814
46,002	PDL BioPharma, Inc.	513,842
1,181	Pharmasset, Inc.*	24,423
126,000	XOMA Ltd.*(a)	289,800

		1,924,653

Building Products — 0.8%
11,894	American Woodmark Corp.(a)	280,580
17,168	Builders FirstSource, Inc.*(a)	75,024
11,464	Gibraltar Industries, Inc.	181,246
19,305	Griffon Corp.*	194,015
10,468	NCI Building Systems, Inc.*	392,131
20,050	Quanex Building Products Corp.	308,770
11,041	Universal Forest Products, Inc.	298,107

		1,729,873

Shares	Description	Value
Common Stocks — (continued)
Capital Markets — 2.0%
9,800	Capital Southwest Corp.(a)	$1,277,822
18,494	Eaton Vance Corp.	686,867
23,955	GAMCO Investors, Inc.	1,071,268
6,196	Greenhill & Co., Inc.(a)	380,620
38,793	Knight Capital Group, Inc.*	635,817
5,916	Piper Jaffray Cos., Inc.*	210,018
5,585	SEI Investments Co.	128,623

		4,391,035

Chemicals — 3.8%
5,082	A. Schulman, Inc.	118,055
4,252	Arch Chemicals, Inc.	136,489
17,231	Calgon Carbon Corp.*(a)	327,389
765	CF Industries Holdings, Inc.	125,047
48,344	Ferro Corp.	1,051,966
12,943	H.B. Fuller Co.	323,575
21,539	Innophos Holdings, Inc.	632,600
45,127	Koppers Holdings, Inc.	1,949,938
543	LSB Industries, Inc.*	11,984
7,600	Minerals Technologies, Inc.	490,276
3,399	NewMarket Corp.	209,922
5,100	PolyOne Corp.*	38,250
2,017	Quaker Chemical Corp.	60,268
52,760	ShengdaTech, Inc.*(a)	513,882
1,659	Solutia, Inc.*	25,333
61,333	Spartech Corp.	620,077
10,492	Stepan Co.	601,821
15,894	Terra Industries, Inc.	858,276
7,240	Westlake Chemical Corp.	126,772
3,200	Zep, Inc.	54,624

		8,276,544

Commercial Banks — 10.3%
5,093	AMCORE Financial, Inc.	31,271
13,455	BancorpSouth, Inc.	286,646
3,548	Bank of the Ozarks, Inc.	72,734
2,724	BOK Financial Corp.	108,960
52,880	Boston Private Financial Holdings, Inc.(a)	414,050
129,900	Cathay General Bancorp(a)	2,070,606
37,358	Central Pacific Financial Corp.(a)	413,553
13,666	Chemical Financial Corp.(a)	363,106
103,967	CVB Financial Corp.	1,176,906
9,045	East West Bancorp, Inc.(a)	107,726
252,377	First Bancorp(a)	2,208,299
1,804	First Busey Corp.(a)	25,653
36,261	First Commonwealth Financial Corp.(a)	413,375
4,890	First Merchants Corp.	102,690
5,621	First Midwest Bancorp, Inc.	115,399
7,145	FirstMerit Corp.	140,614
35,106	Hanmi Financial Corp.	186,062
1,281	Home Bancshares, Inc.	33,421
36,378	International Bancshares Corp.	894,899
46,930	Investors Bancorp, Inc.*(a)	713,805
2,337	Lakeland Bancorp, Inc.	26,899

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Commercial Banks — (continued)
1,284	Lakeland Financial Corp.	$26,450
23,244	MB Financial, Inc.	574,824
39,256	Nara Bancorp, Inc.(a)	411,403
10,771	National Penn Bancshares, Inc.(a)	144,655
73,059	Pacific Capital Bancorp(a)	954,881
24,558	Popular, Inc.(a)	168,713
5,332	Preferred Bank(a)	37,004
480	Renasant Corp.	8,501
5,857	Republic Bancorp, Inc.	181,216
2,133	Simmons First National Corp.	63,457
5,945	Southwest Bancorp, Inc.	82,873
331	Suffolk Bancorp(a)	10,609
96,155	Susquehanna Bancshares, Inc.	1,376,940
44,759	Texas Capital Bancshares, Inc.*	722,858
2,244	Tompkins Financial Corp.	95,841
3,906	TriCo Bancshares	58,902
25,668	Trustmark Corp.	463,564
317,465	Umpqua Holdings Corp.(a)	4,311,175
4,078	Westamerica Bancorp	212,056
35,401	Whitney Holding Corp.(a)	727,845
4,081	Wilmington Trust Corp.	96,189
24,351	Wilshire Bancorp, Inc.(a)	300,004
68,223	Wintrust Financial Corp.(a)	1,408,805

		22,345,439

Commercial Services & Supplies — 3.6%
13,771	AMREP Corp.(a)	680,287
73,335	Bowne & Co., Inc.	948,222
13,585	CDI Corp.	279,579
31,406	Comfort Systems USA, Inc.	416,444
9,271	Compass Diversified Holdings	107,822
827	Consolidated Graphics, Inc.*	27,704
13,563	Herman Miller, Inc.	354,537
9,578	HNI Corp.(a)	207,364
3,841	ICT Group, Inc.*	30,805
53,517	IKON Office Solutions, Inc.	765,293
9,353	Kelly Services, Inc.	172,189
3,725	Kforce, Inc.*	36,803
37,997	Kimball International, Inc.	406,948
5,927	Korn/Ferry International*	103,722
138,354	MPS Group, Inc.*	1,593,838
6,537	PeopleSupport, Inc.*	60,663
2,929	PHH Corp.*	45,370
119,426	Spherion Corp.*	583,993
21,530	United Stationers, Inc.*	825,245
10,916	Volt Information Sciences, Inc.*	151,405

		7,798,233

Communications Equipment — 2.0%
84,191	3Com Corp.*	158,279
32,338	ADTRAN, Inc.	723,078

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — (continued)
20,647	Avocent Corp.*	$490,986
2,797	Black Box Corp.	83,071
9,168	Brocade Communications Systems, Inc.*	61,884
86,617	Emulex Corp.*	976,173
34,425	Plantronics, Inc.	838,249
13,623	SeaChange International, Inc.*	101,083
3,922	ShoreTel, Inc.*	20,237
178,138	UTStarcom, Inc.*(a)	840,811

		4,293,851

Computers & Peripherals — 1.1%
10,261	Adaptec, Inc.*	37,453
6,011	Avid Technology, Inc.*	132,903
3,283	Cray, Inc.*	16,612
19,500	Electronics for Imaging, Inc.*	273,195
30,255	Hutchinson Technology, Inc.*(a)	448,984
22,217	Hypercom Corp.*	107,975
9,177	Imation Corp.	174,914
3,700	Palm, Inc.(a)	24,346
171,947	Quantum Corp.*	281,993
19,351	Rackable Systems, Inc.*	244,790
55,679	STEC, Inc.*(a)	556,790

		2,299,955

Construction & Engineering — 0.4%
2,429	Insituform Technologies, Inc.*	41,997
36,964	Integrated Electrical Services, Inc.*	723,386

		765,383

Construction Materials — 0.1%
18,894	Headwaters, Inc.*	247,700

Consumer Finance — 0.8%
46,278	Advance America Cash Advance Centers, Inc.	253,141
25,028	Cash America International, Inc.	1,055,180
46,099	CompuCredit Corp.*(a)	304,253
405	World Acceptance Corp.*	13,268

		1,625,842

Containers & Packaging — 0.3%
58,853	Myers Industries, Inc.	659,154

Distributors — 0.0%
949	Core-Mark Holding Co., Inc.*	25,841

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Diversified Consumer Services — 0.0%
76	Capella Education Co.*	$3,967
2,233	Regis Corp.	62,502

		66,469

Diversified Telecommunication Services — 0.8%
20,133	Atlantic Tele-Network, Inc.	615,869
14,186	IDT Corp. Class B*	25,109
4,231	Iowa Telecommunications Services, Inc.	78,443
64,402	Premiere Global Services, Inc.*	973,114
104	Shenandoah Telecommunications Co.	1,569

		1,694,104

Electric Utilities — 2.0%
7,131	Cleco Corp.	179,202
101,294	El Paso Electric Co.*	2,092,734
1	Great Plains Energy, Inc.	16
624	MGE Energy, Inc.	21,909
55,603	Portland General Electric Co.	1,306,114
793	The Empire District Electric Co.	16,185
26,214	Unisource Energy Corp.	800,838

		4,416,998

Electrical Equipment — 2.6%
30,389	A.O. Smith Corp.	1,206,443
1,798	Acuity Brands, Inc.	73,466
7,089	Belden, Inc.	261,726
53,666	C&D Technologies, Inc.*(a)	430,938
49,302	Encore Wire Corp.(a)	898,776
95,971	LSI Industries, Inc.	885,812
12,427	Powell Industries, Inc.*	652,418
53,441	Power-One, Inc.*(a)	114,898
711	Regal-Beloit Corp.	29,684
15,686	Superior Essex, Inc.*	706,184
6,106	Woodward Governor Co.	274,770

		5,535,115

Electronic Equipment & Instruments — 2.9%
4,486	Agilysys, Inc.	53,832
8,522	Bell Microproducts, Inc.*	19,601
103,284	Benchmark Electronics, Inc.*	1,512,078
169,200	CTS Corp.	2,175,912
48,552	Insight Enterprises, Inc.*	619,524
7,255	Mercury Computer Systems, Inc.*	55,428
21,414	Methode Electronics, Inc.	239,623
3,894	Multi-Fineline Electronix, Inc.*	103,892
2,600	Plexus Corp.*	74,100
74,416	Sanmina-SCI Corp.*	131,716
43,818	SYNNEX Corp.*	1,023,588
7,200	Technitrol, Inc.	100,944
9,994	TTM Technologies, Inc.*	112,432

		6,222,670

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — 1.7%
2,530	Allis-Chalmers Energy, Inc.*	$38,886
24,299	Bronco Drilling Co., Inc.*(a)	425,232
9,753	Complete Production Services, Inc.*	310,536
8,364	Dawson Geophysical Co.*	548,929
46,539	Grey Wolf, Inc.*	397,443
15,988	Gulf Island Fabrication, Inc.	709,068
546	Lufkin Industries, Inc.	48,703
2,840	Newpark Resources, Inc.*	20,789
25,094	Pioneer Drilling Co.*	398,744
44,139	Union Drilling, Inc.*	850,117

		3,748,447

Food & Staples Retailing — 3.6%
1,624	BJ’s Wholesale Club, Inc.*	60,949
42,892	Casey’s General Stores, Inc.	1,055,143
21,221	Ingles Markets, Inc.	516,095
8,265	Longs Drug Stores Corp.	386,389
47,899	Nash Finch Co.(a)	1,890,574
76,192	PriceSmart, Inc.	1,786,702
5,270	Susser Holdings Corp.*	65,032
3,944	The Andersons, Inc.	179,255
11,182	The Pantry, Inc.*	178,800
306	Village Super Market, Inc.	12,928
13,169	Weis Markets, Inc.	500,290
76,984	Winn-Dixie Stores, Inc.*	1,223,276

		7,855,433

Food Products — 1.5%
123,313	Chiquita Brands International, Inc.*(a)	1,892,854
3,235	Diamond Foods, Inc.	78,675
21,800	Farmer Bros. Co.(a)	574,212
1,508	Flowers Foods, Inc.	45,346
32,871	Imperial Sugar Co.	459,537
2,928	Sanderson Farms, Inc.	116,359

		3,166,983

Gas Utilities — 2.0%
71,900	New Jersey Resources Corp.	2,451,071
6,402	Northwest Natural Gas Co.	289,690
1,270	Piedmont Natural Gas Co., Inc.	34,011
36,935	The Laclede Group, Inc.(a)	1,566,413

		4,341,185

Health Care Equipment & Supplies — 1.8%
44,052	CONMED Corp.*	1,338,740
5,190	Datascope Corp.	242,269
80,384	Invacare Corp.	1,891,435

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — (continued)
8,307	Medical Action Industries, Inc.*	$82,572
1,589	Merit Medical Systems, Inc.*	32,114
6,329	Orthofix International N.V.*	150,567
6,289	Quidel Corp.*	127,415
3,600	Theragenics Corp.*	13,032

		3,878,144

Health Care Providers & Services — 1.2%
4,917	Centene Corp.*	109,698
49,565	Kindred Healthcare, Inc.*	1,336,768
22,513	Owens & Minor, Inc.	1,033,797

		2,480,263

Hotels, Restaurants & Leisure — 1.1%
24,163	Bob Evans Farms, Inc.	692,028
3,321	California Pizza Kitchen, Inc.*	43,339
16,039	CEC Entertainment, Inc.*	559,120
9,298	Chipotle Mexican Grill, Inc. Class B*	595,258
7,244	Domino’s Pizza, Inc.*	93,882
38,113	O’Charley’s, Inc.	428,771
1,930	Red Robin Gourmet Burgers, Inc.*	47,922
384	The Steak n Shake Co.*	2,646

		2,462,966

Household Durables — 0.8%
26,063	American Greetings Corp.	386,254
69,745	Furniture Brands International, Inc.	827,873
10,233	Hooker Furniture Corp.	171,096
24,916	La-Z-Boy, Inc.(a)	183,880
3,642	M/I Homes, Inc.	69,016
7,361	Meritage Homes Corp.*	132,866

		1,770,985

Household Products — 0.0%
8,515	Central Garden & Pet Co.*	35,593

Industrial Conglomerates — 0.2%
15,405	Standex International Corp.	337,215

Insurance — 5.8%
12,555	American Physicians Capital, Inc.	624,988
118,300	Aspen Insurance Holdings Ltd.	3,003,637
46,622	CNA Surety Corp.*	605,620
20,401	Flagstone Reinsurance Holdings Ltd.	253,176
71,961	IPC Holdings Ltd.(a)	2,309,948
1,308	LandAmerica Financial Group, Inc.	15,029
50,915	Max Capital Group Ltd.	1,194,975

Shares	Description	Value
Common Stocks — (continued)
Insurance — (continued)
111,139	Platinum Underwriters Holdings Ltd.	$4,012,118
2,467	State Auto Financial Corp.	71,321
26,387	Stewart Information Services Corp.	460,717

		12,551,529

Internet & Catalog Retail — 0.1%
3,643	Netflix, Inc.*	112,532

Internet Software & Services — 0.9%
21,352	AsiaInfo Holdings, Inc.*	294,017
8,439	Interwoven, Inc.*	118,821
8,300	RealNetworks, Inc.*	57,021
24,982	S1 Corp.*	202,854
4,557	Sohu.com, Inc.*	343,962
15,400	United Online, Inc.(a)	167,244
74,069	Vignette Corp.*	834,017

		2,017,936

IT Services — 2.1%
43,682	Acxiom Corp.	560,877
768	Broadridge Financial Solutions, Inc.	15,898
112,305	Ciber, Inc.*	793,996
1,882	CSG Systems International, Inc.*	33,387
7,543	ExlService Holdings, Inc.*	113,522
4,421	Global Cash Access Holdings, Inc.*	26,482
933	iGATE Corp.*	9,190
25,842	infoGROUP, Inc.	132,311
18,018	Lionbridge Technologies, Inc.*	47,567
13,191	MAXIMUS, Inc.	489,518
15,511	Perot Systems Corp.*	259,344
33,174	Sapient Corp.*	214,304
8,794	SI International, Inc.*	160,754
3,403	SRA International, Inc.*	74,696
70,335	TNS, Inc.*	1,603,638

		4,535,484

Leisure Equipment & Products — 1.0%
109,536	Brunswick Corp.(a)	1,413,015
27,200	Callaway Golf Co.	344,896
3,403	Nautilus, Inc.	16,607
7,865	Polaris Industries, Inc.(a)	336,622
992	Pool Corp.	21,903
2,396	RC2 Corp.*	55,012

		2,188,055

Life Sciences Tools & Services — 0.5%
13,759	Affymetrix, Inc.*	108,421
14,600	Albany Molecular Research, Inc.*	223,380
45,895	eResearchTechnology, Inc.*	668,231
2,263	Varian, Inc.*	111,792

		1,111,824

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Machinery — 3.7%
5,027	Alamo Group Inc.	$108,834
7,609	Ampco-Pittsburgh Corp.	330,839
2,218	CIRCOR International, Inc.	132,104
4,721	Columbus McKinnon Corp.*	121,377
2,506	Commercial Vehicle Group, Inc.*	24,233
283	Graham Corp.	25,187
4,081	Kadant, Inc.*	87,293
28,444	L.B. Foster Co.*	1,094,241
4,764	Mueller Industries, Inc.	122,292
5,013	NACCO Industries, Inc.	506,313
8,960	Sauer-Danfoss, Inc.	262,976
64,058	Tecumseh Products Co.*	2,097,899
18,694	Tennant Co.	491,839
19,422	The Gorman-Rupp Co.	865,056
3,072	The Greenbrier Cos., Inc.	64,297
35,161	Titan Machinery, Inc.*(a)	964,115
62,393	Wabash National Corp.	580,255
761	Watts Water Technologies, Inc.	22,480

		7,901,630

Media — 2.1%
17,950	AH Belo Corp.	96,930
115,798	Belo Corp.	786,268
39,605	Cox Radio, Inc.*	391,693
169,179	Entercom Communications Corp.(a)	1,037,067
1,751	Granite Broadcasting Corp.*	14,008
17,824	Gray Television, Inc.	44,560
12,009	Journal Communications, Inc.	57,043
82,107	Lin TV Corp.*	486,895
13,929	RCN Corp.*	169,516
58,174	Scholastic Corp.	1,500,308

		4,584,288

Metals & Mining — 1.9%
15,395	A.M. Castle & Co.	311,595
14,779	Brush Engineered Materials, Inc.*	353,661
27,232	Compass Minerals International, Inc.(a)	2,058,739
16,851	Horsehead Holding Corp.*	205,582
3,518	Kaiser Aluminum Corp.	185,574
17,802	Olympic Steel, Inc.	905,232
1,069	Stillwater Mining Co.*(a)	10,156
9,472	Sutor Technology Group, Ltd.*(a)	67,441

		4,097,980

Shares	Description	Value
Common Stocks — (continued)
Multi-Utilities — 0.4%
18,048	CH Energy Group, Inc.	$654,240
11,281	PNM Resources, Inc.	132,101

		786,341

Multiline Retail — 0.3%
1,563	Big Lots, Inc.*	47,609
43,449	Fred’s, Inc.	558,754

		606,363

Oil, Gas & Consumable Fuels — 3.1%
5,671	Berry Petroleum Co.	244,080
776	Callon Petroleum Co.*	17,840
50,544	Energy Partners Ltd.*	600,517
7,134	Geomet, Inc.*	47,298
23,798	Harvest Natural Resources, Inc.*	234,410
61,137	Rosetta Resources, Inc.*	1,444,056
53,740	Stone Energy Corp.*	2,741,815
18,790	Swift Energy Co.*	954,908
5,704	Teekay Tankers Ltd.	129,253
58,844	VAALCO Energy, Inc.*	385,428

		6,799,605

Personal Products — 0.0%
10,350	Mannatech, Inc.(a)	68,620

Pharmaceuticals — 0.2%
2,876	Caraco Pharmaceutical Laboratories Ltd.*	40,120
26,038	Par Pharmaceutical Cos., Inc.*	450,458

		490,578

Real Estate Investment Trusts — 10.9%
6,602	Acadia Realty Trust	149,799
28,721	Agree Realty Corp.	829,462
20,795	AMB Property Corp.(b)	1,018,123
70,399	Anthracite Capital, Inc.(a)	444,922
6,631	Arbor Realty Trust, Inc.(a)	72,676
47,009	Associated Estates Realty Corp.(a)	665,177
39,800	BioMed Realty Trust, Inc.	1,026,840
536,822	DCT Industrial Trust, Inc.	4,546,882
33,571	EastGroup Properties, Inc.	1,557,694
10,171	Entertainment Properties Trust	545,572
40,021	Equity One, Inc.(a)	772,806
1,848	FelCor Lodging Trust, Inc.	14,766
65,737	Franklin Street Properties Corp.(a)	806,593
2,096	Getty Realty Corp.	39,216
1,633	Kilroy Realty Corp.	74,808
2,537	Kite Realty Group Trust	31,510
39,801	LTC Properties, Inc.	1,163,383
764	Mid-America Apartment Communities, Inc.	43,907

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Real Estate Investment Trusts — (continued)
4,845	National Health Investors, Inc.	$149,662
66,462	NorthStar Realty Finance Corp.(a)	556,952
91,446	OMEGA Healthcare Investors, Inc.	1,579,272
55,145	Post Properties, Inc.	1,753,060
22,841	Potlatch Corp.	1,063,705
93,516	Realty Income Corp.(a)	2,355,668
13,830	Senior Housing Properties Trust	291,122
13,128	Sun Communities, Inc.	222,913
52,372	Sunstone Hotel Investors, Inc.	677,694
4,908	Taubman Centers, Inc.	235,584
14,283	Universal Health Realty Income Trust	499,477
25,229	Urstadt Biddle Properties	417,540

		23,606,785

Real Estate Management & Development — 0.4%
6,767	Forestar Real Estate Group, Inc.*(b)	122,347
14,092	Jones Lang LaSalle, Inc.	671,343
360	Stratus Properties, Inc.*	9,720

		803,410

Road & Rail — 2.6%
45,637	Arkansas Best Corp.(a)	1,694,958
13,234	Dollar Thrifty Automotive Group, Inc.*(a)	41,555
46,901	Marten Transport Ltd.*	976,479
3,893	Saia, Inc.*	68,127
13,865	Universal Truckload Services, Inc.*	345,516
74,202	Werner Enterprises, Inc.(a)	1,766,750
43,065	YRC Worldwide, Inc.*(a)	727,798

		5,621,183

Semiconductors & Semiconductor Equipment — 2.0%
15,809	Actel Corp.*	217,374
2,455	Axcelis Technologies, Inc.*	12,324
23,941	Brooks Automation, Inc.*	186,979
2,957	CEVA, Inc.*	24,040
56,658	Cirrus Logic, Inc.*	321,817
15,648	Cohu, Inc.	249,116
12,900	Entegris, Inc.*	81,657
8,995	LSI Corp.*	62,425
55,165	LTX Corp.*	120,260
19,305	OmniVision Technologies, Inc.*	211,390
21,515	PMC-Sierra, Inc.*	155,769
50,597	Semtech Corp.*	737,198
43,174	Silicon Image, Inc.*	302,650
139,311	Silicon Storage Technology, Inc.*	444,402
13,039	Skyworks Solutions, Inc.*	123,349
1,500	Standard Microsystems Corp.*	39,780

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
80,157	TriQuint Semiconductor, Inc.*	$451,284
17,726	Veeco Instruments, Inc.*(a)	288,579
8,509	Volterra Semiconductor Corp.*	139,548
15,232	Zoran Corp.*	125,969

		4,295,910

Software — 2.2%
24,749	Advent Software, Inc.*(a)	1,077,571
3,103	Blackbaud, Inc.	55,420
38,404	Bottomline Technologies, Inc.*	459,696
42,571	JDA Software Group, Inc.*	726,687
49,164	Mentor Graphics Corp.*	682,396
6,904	MicroStrategy, Inc.*	417,278
6,734	MSC.Software Corp.*	84,848
750	Phoenix Technologies Ltd.*	9,053
28,188	QAD, Inc.	197,316
2,500	Renaissance Learning, Inc.	31,800
87,393	Secure Computing Corp.*	343,454
21,696	Sonic Solutions*(a)	111,734
14,490	Sybase, Inc.*	487,009
12,936	TIBCO Software, Inc.*	106,205

		4,790,467

Specialty Retail — 4.5%
9,415	Aaron Rents, Inc.	258,630
41,278	Aeropostale, Inc.*	1,331,216
16,142	America’s Car-Mart, Inc.*(a)	321,549
42,986	Blockbuster, Inc.*(a)	119,931
21,780	Charlotte Russe Holding, Inc.*	282,269
21,655	Charming Shoppes, Inc.*	118,020
9,673	Conn’s, Inc.*(a)	151,866
4,221	Genesco, Inc.*	124,097
14,592	Group 1 Automotive, Inc.(a)	286,733
4,863	Haverty Furniture Cos., Inc.	55,535
10,700	Jo-Ann Stores, Inc.*	235,079
32,946	Pier 1 Imports, Inc.*	121,900
54,718	Sonic Automotive, Inc.	551,010
57,138	Stage Stores, Inc.	846,785
17,670	The Buckle, Inc.	909,475
3,236	The Cato Corp.	57,892
31,690	The Children’s Place Retail Stores, Inc.*	1,205,805
11,928	The Finish Line, Inc.*	129,419
20,481	The Gymboree Corp.*	765,989
6,270	The Pep Boys — Manny, Moe & Jack	46,273
83,244	Zale Corp.*(a)	1,841,357

		9,760,830

Textiles, Apparel & Luxury Goods — 0.9%
11,025	Columbia Sportswear Co.(a)	411,343
1,429	Deckers Outdoor Corp.*	161,491
912	Fuqi International, Inc.*	7,989

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Textiles, Apparel & Luxury Goods — (continued)
32,030	Kenneth Cole Productions, Inc.(a)	$446,818
34,159	Maidenform Brands, Inc.*	522,974
3,948	Movado Group, Inc.	84,882
8,666	Oxford Industries, Inc.	182,333
5,304	Quiksilver, Inc.*	40,682
1,950	UniFirst Corp.	87,302

		1,945,814

Thrifts & Mortgage Finance — 2.0%
68,078	Bank Mutual Corp.	796,513
2,377	BankFinancial Corp.	34,395
60,949	Brookline Bancorp, Inc.	594,253
20,251	Corus Bankshares, Inc.(a)	79,181
1,654	First Place Financial Corp.	17,979
9,845	Flushing Financial Corp.	173,567
29,194	NewAlliance Bancshares, Inc.	378,938
2,954	Ocwen Financial Corp.*	17,842
148,952	Provident Financial Services, Inc.	2,173,210
9,069	United Community Financial Corp.	49,426

		4,315,304

Trading Companies & Distributors — 0.3%
42,183	Rush Enterprises, Inc.*	476,246
5,004	United Rentals, Inc.*	80,965

		557,211

Wireless Telecommunication Services — 0.0%
2,735	Syniverse Holdings, Inc.*	44,307
6,325	USA Mobility, Inc.*	51,359

		95,666

TOTAL COMMON STOCKS		$211,231,753

	Expiration
Units	Month	Value
Warrants* — 0.0%
Granite Broadcasting Corp.
4,378	06/2012	$219
635	06/2012	159

TOTAL WARRANTS		$378

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL		$211,232,131

Interest
Shares	Rate	Value
Securities Lending Collateral(c) — 18.6%
Boston Global Investment Trust — Enhanced Portfolio
40,293,050	2.427%	$40,293,050

TOTAL INVESTMENTS — 116.4%	$251,525,181

LIABILITIES IN EXCESS OF OTHER ASSETS — (16.4)%	(35,375,545)

NET ASSETS — 100.0%	$216,149,636

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2008, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Long	Month	Value	Gain

Russell Mini 2000 Index	60	September 2008	$4,293,000	$136,311

TAX INFORMATION — At July 31,2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$255,543,051

Gross unrealized gain	18,072,909
Gross unrealized loss	(22,090,779)

Net unrealized security loss	$(4,017,870)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by Goldman Sachs Asset Management, L.P., (“GSAM”) are valued at fair value using methods approved by the Trust’s Board of Trustees.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation and regulatory news such as governmental approvals.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS STRUCTURED SMALL CAP FUNDS

Schedule of Investments (continued)

July 31, 2008 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2008, the Structured Small Cap Growth Fund had an undivided interest in the Joint Repurchase Agreement Account II which equaled $1,400,000 in principal amount.
REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$2,000,000,000	2.21%	08/01/08	$2,000,122,778

Banc of America Securities LLC	4,000,000,000	2.21	08/01/08	4,000,245,555

Barclays Capital, Inc.	700,000,000	2.20	08/01/08	700,042,778

Barclays Capital, Inc.	9,000,000,000	2.24	08/01/08	9,000,560,000

Credit Suisse Securities (USA) LLC	500,000,000	2.20	08/01/08	500,030,555

Deutsche Bank Securities, Inc.	8,750,000,000	2.20	08/01/08	8,750,534,722

Greenwich Capital Markets	750,000,000	2.22	08/01/08	750,046,250

JPMorgan Securities	1,115,000,000	2.23	08/01/08	1,115,069,068

Merrill Lynch & Co., Inc.	1,050,000,000	2.20	08/01/08	1,050,064,167

Merrill Lynch & Co., Inc.	170,000,000	2.30	08/01/08	170,010,861

UBS Securities LLC	3,730,000,000	2.22	08/01/08	3,730,230,017

TOTAL				$31,766,956,751

At July 31, 2008, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.750% to 6.900%, due 12/08/08 to 12/16/15; Federal Home Loan Mortgage Corp., 3.250% to 16.250%, due 08/04/08 to 12/01/47; Federal National Mortgage Association, 3.375% to 15.000%, due 08/01/08 to 08/01/48 and Government National Mortgage Association, 5.000% to 7.000%, due 12/15/34 to 07/15/38. The aggregate market value of the collateral, including accrued interest, was $32,433,931,829.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisors, a wholly owned subsidiary of Goldman, Sachs & Co. (“Goldman Sachs”), to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended (the “Act”) and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2008

* Print the name and title of each signing officer under his or her signature.